Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (3,704)	$ (3,463)
Income statement	(226)	(114)
Business acquisitions	(4)	26
Other comprehensive income	(677)	(172)
Deficit	30	(20)
Discontinued operations		30
Reclassified to liabilities held for sale	5
Other	2	9
Deferred tax liability (asset)	(4,574)	(3,704)
NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	69	31
Income statement	(10)	13
Business acquisitions	4	25
Other	0	0
Deferred tax liability (asset)	63	69
POST- EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	185	364
Income statement	2	5
Other comprehensive income	(653)	(184)
Deferred tax liability (asset)	(466)	185
INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,717)	(1,763)
Income statement	16	46
Deferred tax liability (asset)	(1,701)	(1,717)
PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(2,175)	(1,779)
Income statement	(253)	(426)
Business acquisitions	(9)	0
Deficit	16
Discontinued operations		30
Reclassified to liabilities held for sale	4
Other	0	0
Deferred tax liability (asset)	(2,417)	(2,175)
CRTC TANGIBLE BENEFITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	0	7
Income statement	0	(7)
Business acquisitions		0
Deferred tax liability (asset)	0	0
OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(66)	(323)
Income statement	19	255
Business acquisitions	1	1
Other comprehensive income	(24)	12
Deficit	14	(20)
Reclassified to liabilities held for sale	1
Other	2	9
Deferred tax liability (asset)	$ (53)	$ (66)